Client Name:
Client Project Name:	BRAVO 2025-NQM4
Start - End Dates:	4/22/2024 - 1/10/2025
Deal Loan Count:	287

Conditions Report 2.0

Loans in Report:	287
Loans with Conditions:	114

1 - Total Active Conditions
1 - Material Conditions
1 - Compliance Review Scope
1 - Category: Documentation
87 - Total Satisfied Conditions

52 - Credit Review Scope
8 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
8 - Category: DTI
16 - Category: Income/Employment
14 - Category: Insurance
2 - Category: Legal Documents
1 - Category: Terms/Guidelines
18 - Property Valuations Review Scope
5 - Category: Appraisal
9 - Category: FEMA
1 - Category: Property
3 - Category: Value
17 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
15 - Category: TILA/RESPA Integrated Disclosure
84 - Total Waived Conditions

68 - Credit Review Scope
7 - Category: Assets
28 - Category: Credit/Mtg History
1 - Category: Income/Employment
5 - Category: Insurance
19 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
14 - Property Valuations Review Scope
2 - Category: Appraisal
4 - Category: FEMA
8 - Category: Property
2 - Compliance Review Scope
2 - Category: Right of Rescission

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